UAM Funds
Funds for the Informed Investor/sm/

Analytic Funds

Semi-Annual Report                                              June 30, 2001

                                             Analytic Defensive Equity Fund
                                             Analytic Enhanced Equity Fund
                                             Analytic Master Fixed Income Fund
                                             Analytic Short-Term Government Fund
                                             Analytic International Fund


                                                                [LOGO OF UAM(R)]

UAM FUNDS                                                         ANALYTIC FUNDS
                                                                  JUNE 30, 2001

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Statements of Net Assets/Schedule of Investments
   Defensive Equity .......................................................    4
   Enhanced Equity ........................................................    9
   Master Fixed Income ....................................................   14
   Short-Term Government ..................................................   16
   International ..........................................................   18

Statement of Assets and Liabilities .......................................   25

Statements of Operations ..................................................   26

Statements of Changes in Net Assets .......................................   28

Financial Highlights
   Defensive Equity .......................................................   30
   Enhanced Equity ........................................................   31
   Master Fixed Income ....................................................   32
   Short-Term Government ..................................................   33
   International ..........................................................   34

Notes to Financial Statements .............................................   35

--------------------------------------------------------------------------------

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------
June 30, 2001

Dear Fellow Shareholders:

We are pleased to send you The Analytic Funds Semi-Annual report for the period ending June 30, 2001.

This first half of 2001 continued to disappoint most U.S. large capitalization stock investors, as the S&P 500 Index returned (6.70)% for the six-month period ending June 30, 2001.

The beginning of 2001 confirmed what many investors began to fear in the latter half of 2000. As the new year progressed, it became increasingly clear that the U.S. economy was slowing at a rather dramatic rate. Profit warnings came from stalwart companies such as Intel, Cisco Systems, and Nike as consumer confidence abruptly fell to its lowest level since 1996. Fears of a possible financial crisis in Japan further added to the heightened level of uncertainty surrounding the U.S. economic environment. In response, broad U.S. market indices turned in some of the worst performances in recent memory. In fact, February was the worst month for the S&P 500 Index since August of 1998, and the 3rd worst month since the crash of October 1987.

There was a marked change in investor sentiment from one of valuation concerns in 2000 to broader concerns about the general health of the U.S. and world economies. In May we saw a rather dramatic downward revision to first quarter GDP from 2% to 1.3%. Further signifying the economic slowdown, the U.S. economy experienced negative growth in industrial production every month this year. In an effort to stimulate the economy, the Federal Reserve continued to cut short-term interest rates. After aggressively cutting by 1.5% in Q1, the Fed continued to cut another 1.25% in Q2, bringing the Federal Funds rate down from 6.5% at the beginning of the year to 3.75% at the end of the period.

For the six months ending June 30, 2001, value stocks significantly outperformed growth stocks. The S&P/BARRA Growth Index, which is comprised of growth stocks in the S&P 500, returned (11.04)%. During this same period, the S&P/BARRA Value Index, comprised of value stocks in the S&P 500, returned (2.41)%. During the first half of 2001, investors continued to display a preference for quality and relative valuation to speculation. Because our valuation model is adaptive in nature, we have been emphasizing "quality" factors such as dividend yield, strong cash flow to price, and earnings momentum.

Although absolute performance was negative, our domestic equity funds did quite well compared to the S&P 500 Index. The Analytic Defensive Equity Fund returned (0.16)% versus (6.70)% for the S&P 500. In addition, the Analytic Enhanced Equity Fund returned (1.98)%, therefore outperforming the Index by 4.72%.

International equities, as measured by the Morgan Stanley Capital International EAFE Index (EAFE), continued to perform poorly in the first six months of 2001, returning (14.87)%. The negative EAFE return was due to weakness in almost all the major international equity markets as corporate earnings fell and global growth slowed. The technology and business services sectors saw the most damage, both falling over 20% for the period. Returns were pulled down further as the European currencies continued to weaken against the US dollar.

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------
The Analytic International Equity Fund outperformed EAFE by 0.35% for the 6 month period ending June 30, 2001 returning (14.52)%. The Analytic International Fund's advantage relative to EAFE can be attributed to its preference for more attractively valued stocks with stronger relative performance. Performance also was helped by an overweight position in the Australian equity market, as forecasted corporate earnings increased over the period due to an improving domestic economy.

As noted above, the Federal Open Market Committee (commonly referred to as the Fed) continued its campaign of decreasing interest rates in an effort to increase economic activity. This is good news for bond investors, as declining interest rates typically increases the value of bonds with higher stated fixed interest rates.

Both corporate bonds and U.S. treasury securities continued their strong 2000 performance during the first half of this year. The broad bond market, as measured by the Lehman Brothers U.S. Government/Credit Index (LBGC), returned 3.51% for the six-month period ending June 30, 2001. The Merrill Lynch 1-3 Year Treasury Index, which measures the performance of short-term U.S. Treasuries, was up 3.97% for the same time period.

The Analytic Master Fixed Income Fund returned 1.29% for the six-month period ending June 30, 2001, under performing the LBGC benchmark. The Analytic Master Fixed Income Fund underperformance can be attributed to our proprietary valuation model, which enables us to purchase corporate securities at attractive prices. Although the valuation model allowed us to find attractively priced securities during the second quarter of 2001, it predicted poorly during the first quarter causing overall underperformance for the entire six-month period.

During this same six-month period, the Analytic Short-Term Government Fund returned 3.01%, underperforming the Merrill Lynch 1-3 Year Treasury Index return. The Analytic Short-Term Government Fund performance can be attributed primarily to security selection.

We appreciate your loyalty and continuing support.

Sincerely,

/s/ Harindra de Silva                      /s/ Greg McMurran

Harindra de Silva, Ph.D, CFA               Greg McMurran
President/Co-Portfolio Manager             Chief Investment Officer


/s/ Dennis Bein               /s/ Steven Sapra           /s/ Scott Barker

Dennis Bein, CFA              Steven Sapra, CFA          Scott Barker, CFA
Portfolio Manager             Portfolio Manager          Portfolio Manager


/s/ Robert Murdock                     /s/ Doug Savarese

Robert Murdock, Ph.D.                  Doug Savarese
Portfolio Manager                      Portfolio Manager

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------
All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                     Definition of the Comparative Indices
                     -------------------------------------

Lehman U.S. Government/Credit Index is an unmanaged fixed income market value-weighted index of U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of U.S. government issues and $25 million for others.

Merrill Lynch 1-3 Year Treasury Index is an unmanaged index composed of U.S. treasury securities with an outstanding par value of at least $25 million, a fixed coupon greater than 4.25% and a maturity ranging between one to three years.

Morgan Stanley Capital International EAFE Index is an unmanaged, arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

S&P/BARRA Growth Index contains companies from each U.S. index with higher price-to-book ratios.

S&P/BARRA Value Index contains companies from each U.S. index with lower price-to-book ratios.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
COMMON STOCKS - 95.0%

                                                          Shares       Value
                                                        ----------  ----------
APPAREL & TEXTILES -- 0.1%
   Liz Claiborne+ ..................................         612    $   30,875
                                                                    ----------
AUTOMOTIVE -- 1.4%
   Ford Motor+ .....................................      25,033       614,560
                                                                    ----------
BANKS -- 10.7%
   Bank of America+ ................................       2,685       161,181
   Citigroup .......................................      23,108     1,221,027
   First Union+ ....................................       3,646       127,391
   FleetBoston Financial ...........................      27,991     1,104,245
   State Street ....................................      17,467       864,442
   US Bancorp+ .....................................       8,160       185,966
   Washington Mutual+ ..............................      27,394     1,028,645
                                                                    ----------
                                                                     4,692,897
                                                                    ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.1%
   Interpublic Group+ ..............................         990        29,056
                                                                    ----------
CHEMICALS -- 0.4%
   Engelhard .......................................       7,020       181,046
                                                                    ----------
COMPUTER HARDWARE -- 4.4%
   Compaq Computer+ ................................      23,725       367,500
   International Business Machines+ ................      13,805     1,559,965
                                                                    ----------
                                                                     1,927,465
                                                                    ----------
COMPUTER SOFTWARE -- 4.4%
   Microsoft*+ .....................................      14,500     1,058,500
   Oracle*+ ........................................      46,762       888,478
                                                                    ----------
                                                                     1,946,978
                                                                    ----------
COMPUTERS & SERVICES -- 2.4%
   Autodesk+ .......................................      12,454       464,534
   Electronic Data Systems .........................       9,120       570,000
   Seagate Escrow Security (D)......................         979           278
                                                                    ----------
                                                                     1,034,812
                                                                    ----------
CONSTRUCTION -- 1.3%
   Centex ..........................................      12,269       499,962
   KB Home+ ........................................       2,569        77,507
                                                                    ----------
                                                                       577,469
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                          Shares       Value
                                                         --------   ----------
DEFENSE & AEROSPACE -- 3.5%
   General Dynamics+ ...............................      13,777    $1,071,988
   Honeywell International+ ........................       2,960       103,570
   United Technologies .............................       4,899       358,901
                                                                    ----------
                                                                     1,534,459
                                                                    ----------
DEPARTMENT STORES -- 3.5%
   May Department Stores+ ..........................      25,438       871,506
   Wal-Mart Stores .................................      13,530       660,264
                                                                    ----------
                                                                     1,531,770
                                                                    ----------
DIVERSIFIED OPERATIONS -- 0.5%
   Tyco International+ .............................       3,620       197,290
                                                                    ----------
ELECTRICAL EQUIPMENT -- 5.6%
   Emerson Electric+ ...............................      16,798     1,016,279
   General Electric ................................      29,146     1,420,868
                                                                    ----------
                                                                     2,437,147
                                                                    ----------
FINANCIAL SERVICES -- 7.0%
   Countrywide Credit+ .............................       3,472       159,295
   Deluxe+ .........................................       2,330        67,337
   Equifax .........................................      16,366       600,305
   Fannie Mae ......................................      14,132     1,203,340
   Freddie Mac+ ....................................      14,983     1,048,810
                                                                    ----------
                                                                     3,079,087
                                                                    ----------
FOOD & BEVERAGES -- 3.9%
   Campbell Soup+ ..................................       6,529       168,122
   Conagra Foods+ ..................................       8,327       164,958
   Sara Lee+ .......................................      40,527       767,581
   Unilever, New York Shares .......................      10,496       625,247
                                                                    ----------
                                                                     1,725,908
                                                                    ----------
FOREST PRODUCTS -- 1.2%
   Kimberly-Clark+ .................................       9,631       538,373
                                                                    ----------
GAS UTILITIES -- 0.2%
   Sempra Energy+ ..................................       3,877       105,997
                                                                    ----------
GOLD -- 0.5%
Freeport-McMoran Copper & Gold, Cl B*+ .............      20,538       226,945
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                          Shares       Value
                                                         --------   ----------
HOME PRODUCTS -- 1.4%
   Colgate-Palmolive+ ..............................       2,216    $  130,722
   Procter & Gamble+ ...............................       7,903       504,211
                                                                    ----------
                                                                       634,933
                                                                    ----------
INFORMATION SERVICES -- 0.9%
   Automatic Data Processing+ ......................       7,609       378,167
                                                                    ----------
INSURANCE -- 1.2%
   Loew's+ .........................................       8,063       519,499
                                                                    ----------
MEDIA -- 6.8%
   AOL Time Warner*+ ...............................      27,274     1,445,522
   Comcast, Cl A*+ .................................      20,724       899,422
   Gannett+ ........................................       9,600       632,640
                                                                    ----------
                                                                     2,977,584
                                                                    ----------
MEDICAL PRODUCTS -- 4.0%
   Baxter International ............................      20,747     1,016,603
   Johnson & Johnson+ ..............................      15,096       754,800
                                                                    ----------
                                                                     1,771,403
                                                                    ----------
NATURAL GAS -- 1.8%
   Dynegy, Cl A+ ...................................      13,232       615,288
   Enron ...........................................       3,601       176,449
                                                                    ----------
                                                                       791,737
                                                                    ----------
PETROLEUM REFINING -- 6.0%
   Chevron .........................................       2,459       222,540
   Exxon Mobil+ ....................................       1,466       128,055
   Kerr-McGee+ .....................................       3,194       211,666
   Noble Drilling*+ ................................       5,086       166,567
   Occidental Petroleum+ ...........................      31,048       825,566
   Sunoco+ .........................................       3,474       127,253
   Texaco ..........................................       2,130       141,858
   USX-Marathon Group ..............................      26,883       793,317
                                                                    ----------
                                                                     2,616,822
                                                                    ----------
PHARMACEUTICALS -- 8.2%
   Bristol-Myers Squibb+ ...........................       7,001       366,152
   Merck+ ..........................................      20,831     1,331,309
   Pfizer+ .........................................      36,926     1,478,886
   Schering-Plough+ ................................      11,424       414,006
                                                                    ----------
                                                                     3,590,353
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS - concluded

                                                                                                    Shares         Value
                                                                                                   --------     ----------
SEMI CONDUCTORS -- 3.2%
     Intel .................................................................................        48,103      $1,407,013
                                                                                                                ----------

TELEPHONES -- 9.7%
     BellSouth+ ............................................................................        28,245       1,137,426
     Lucent Technologies ...................................................................        81,698         506,528
     Motorola+ .............................................................................        48,433         802,050
     SBC Communications+ ...................................................................        28,892       1,157,414
     Tellabs*+ .............................................................................         8,834         171,203
     Verizon Communications+ ...............................................................         9,069         485,192
                                                                                                                ----------
                                                                                                                 4,259,813
                                                                                                                ----------

TOBACCO -- 0.7%
     Philip Morris .........................................................................         5,679         288,209
                                                                                                                ----------
     TOTAL COMMON STOCKS
        (Cost $40,724,142) .................................................................                    41,647,667
                                                                                                                ----------

   U.S. TREASURY OBLIGATION -- 0.7%

                                                                                                    Face
                                                                                                   Amount
                                                                                                 ----------
U.S. TREASURY BILL (B) -- 0.7%
        3.771%, 10/18/01 (Cost $296,639)                                                          $300,000         296,805
                                                                                                                ----------

   SHORT-TERM INVESTMENT -- 5.5%

REPURCHASE AGREEMENT -- 5.5%
     JP Morgan Chase 4.020%, dated 06/29/00, matures 07/02/01,
        repurchase price $2,429,559, (collateralized by GNMA obligations:
        total market value $2,477,730) (Cost $2,428,745) (C) ...............................     2,428,745       2,428,745
                                                                                                                ----------
     TOTAL INVESTMENTS -- 101.2%
        (Cost $43,449,526) (A) .............................................................                    44,373,217
                                                                                                                ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
WRITTEN INDEX OPTIONS -- (1.1%)

                                                                      Contracts      Value
                                                                      ---------   ------------
   S&P 100 Index July 2001, 630 Call ...........................         (50)     $   (78,500)
   S&P 100 Index July 2001, 635 Call ...........................         (45)         (54,000)
   S&P 100 Index July 2001, 640 Call ...........................         (50)         (50,000)
   S&P 500 Index July 2001, 1200 Call ..........................         (50)        (207,500)
   S&P 500 Index July 2001, 1225 Call ..........................         (25)         (57,750)
   S&P 500 Index July 2001, 1250 Call ..........................         (25)         (26,250)
   S&P 500 Index July 2001, 1275  Call .........................         (25)         (11,750)
   S&P 500 Index July 2001, 1285 Call ..........................         (25)         (10,000)
                                                                                  -----------
   TOTAL WRITTEN INDEX OPTIONS
     (Premiums received ($687,542)) ............................                     (495,750)
                                                                                  -----------
   OTHER ASSETS AND LIABILITIES, NET -- (0.1%) .................                      (20,155)
                                                                                  -----------

NET ASSETS CONSIST OF:

   Paid in Capital .............................................                   43,449,464
   Distributions in excess of net investment income ............                       (3,569)
   Accumulated net realized loss on investments ................                     (612,566)
   Net unrealized appreciation on investments ..................                    1,023,983
                                                                                  -----------
   TOTAL NET ASSETS -- 100.0% ..................................                  $43,857,312
                                                                                  -----------
   Institutional Class Shares:
   Shares Issued and Outstanding
     (Authorized 100 million shares -- $0.001 par value) .......                    4,080,919
   Net Asset Value, Offering and Redemption Price Per Share ....                       $10.75
                                                                                  ===========

*    Non-Income Producing Security.
+ All or a portion of this security has been pledged as collateral for open written option contracts
Cl   Class
(A) The cost for federal income tax purposes was $43,449,526. At June 30, 2001, net unrealized appreciation for all securities based on tax cost was $923,691. This consisted of aggregate gross unrealized appreciation for all securities of $3,461,801 and aggregate gross unrealized depreciation for all securities of $2,538,110.
(B) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
(C)  Tri-Party Repurchase Agreement
(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Directors.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCKS - 98.7%

                                                          Shares      Value
                                                         --------  -----------

APPAREL & TEXTILES -- 0.2%
   Liz Claiborne ...................................       3,387   $   170,874
                                                                   -----------
BANKS -- 11.4%
   Bank of America .................................      50,530     3,033,316
   Citigroup .......................................      69,108     3,651,667
   First Union .....................................       9,371       327,423
   FleetBoston Financial ...........................      60,658     2,392,958
   State Street ....................................       4,465       220,973
   Washington Mutual ...............................      68,055     2,555,465
                                                                   -----------
                                                                    12,181,802
                                                                   -----------
CHEMICALS -- 0.3%
   Eastman Chemical ................................         118         5,620
   Engelhard .......................................       5,507       142,026
   PPG Industries ..................................       3,111       163,545
                                                                   -----------
                                                                       311,191
                                                                   -----------
COMPUTER HARDWARE -- 4.3%
   Compaq Computer .................................      45,032       697,546
   International Business Machines..................      34,776     3,929,688
                                                                   -----------
                                                                     4,627,234
                                                                   -----------
COMPUTER SOFTWARE -- 4.7%
   Microsoft* ......................................      36,886     2,692,678
   Oracle* .........................................     118,055     2,243,045
   Parametric Technology* ..........................       3,592        50,252
                                                                   -----------
                                                                     4,985,975
                                                                   -----------
COMPUTERS & SERVICES -- 3.4%
   Autodesk ........................................      33,585     1,252,720
   Electronic Data Systems .........................      19,437     1,214,812
   Seagate Escrow Security (D) .....................       6,002         1,705
   Unisys* .........................................      77,210     1,135,759
                                                                   -----------
                                                                     3,604,996
                                                                   -----------
CONSTRUCTION -- 1.0%
   Centex ..........................................      25,387     1,034,520
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                          Shares       Value
                                                         --------   ----------
DEFENSE & AEROSPACE -- 3.3%
      General Dynamics .............................      34,748    $2,703,742
      Goodrich .....................................       7,786       295,712
      Honeywell International ......................       8,214       287,408
      United Technologies ..........................       3,688       270,183
                                                                    ----------
                                                                     3,557,045
                                                                    ----------
DEPARTMENT STORES -- 4.2%
      Federated Department Stores* .................      15,273       649,102
      May Department Stores ........................      63,112     2,162,217
      TJX ..........................................      11,587       369,278
      Wal-Mart Stores ..............................      26,598     1,297,982
                                                                    ----------
                                                                     4,478,579
                                                                    ----------
ELECTRIC UTILITIES -- 0.3%
      AES* .........................................       6,705       288,650
                                                                    ----------

ELECTRICAL EQUIPMENT -- 6.6%
      Emerson Electric .............................      42,408     2,565,684
      General Electric .............................      92,843     4,526,096
                                                                    ----------
                                                                     7,091,780
                                                                    ----------
FINANCIAL SERVICES -- 6.7%
      Countrywide Credit ...........................       7,841       359,745
      Deluxe .......................................      20,979       606,293
      Equifax ......................................      18,641       683,752
      Fannie Mae ...................................      35,678     3,037,982
      Freddie Mac ..................................      35,615     2,493,050
                                                                    ----------
                                                                     7,180,822
                                                                    ----------
FOOD & BEVERAGES -- 2.6%
      Conagra Foods ................................      94,542     1,872,877
      Sara Lee .....................................      47,053       891,184
                                                                    ----------
                                                                     2,764,061
                                                                    ----------
FOREST PRODUCTS -- 1.8%
      Kimberly-Clark ...............................      35,272     1,971,705
                                                                    ----------
GAS UTILITIES -- 0.0%
      Sempra Energy ................................       1,025        28,023
                                                                    ----------
GOLD -- 0.5%
      Freeport-McMoran Copper & Gold, Cl B* ........      52,510       580,235
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                          Shares       Value
                                                         --------   ----------
HOME PRODUCTS -- 2.4%
   Colgate-Palmolive ...............................       1,154    $   68,074
   Procter & Gamble ................................      39,236     2,503,257
                                                                    ----------
                                                                     2,571,331
                                                                    ----------
INFORMATION SERVICES -- 0.5%
   Automatic Data Processing .......................      10,219       507,884
                                                                    ----------
INSURANCE -- 1.4%
   American General ................................       4,757       220,963
   Loews ...........................................      20,440     1,316,949
                                                                    ----------
                                                                     1,537,912
                                                                    ----------
MEDIA -- 5.9%
   AOL Time Warner* ................................      69,612     3,689,436
   Comcast, Cl A* ..................................      22,084       958,446
   Gannett .........................................       2,262       149,066
   Omnicom Group ...................................       7,094       610,084
   Walt Disney .....................................      30,177       871,814
                                                                    ----------
                                                                     6,278,846
                                                                    ----------
MEDICAL PRODUCTS -- 3.7%
   Baxter International.............................      50,998     2,498,902
   Johnson & Johnson ...............................      28,395     1,419,750
                                                                    ----------
                                                                     3,918,652
                                                                    ----------
NATURAL GAS -- 1.6%
   Dynegy, Cl A ....................................      35,680     1,659,120
                                                                    ----------

PETROLEUM REFINING -- 7.4%
   Chevron .........................................       6,113       553,226
   Conoco, Cl B ....................................      28,883       834,719
   Occidental Petroleum ............................      80,807     2,148,658
   Sunoco ..........................................      54,389     1,992,269
   Texaco ..........................................       5,296       352,714
   USX-Marathon Group ..............................      68,478     2,020,786
                                                                    ----------
                                                                     7,902,372
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM Funds 21726-002 Composite

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS - concluded

                                                          Shares      Value
                                                        ---------- -----------

PHARMACEUTICALS -- 9.0%
   Bristol-Myers Squibb ...........................       30,049   $ 1,571,563
   Merck ..........................................       54,369     3,474,723
   Pfizer .........................................       67,153     2,689,478
   Schering-Plough ................................       52,348     1,897,092
                                                                   -----------
                                                                     9,632,856
                                                                   -----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Xerox ..........................................        6,521        62,406
                                                                   -----------
RETAIL -- 1.5%
   Sherwin-Williams ...............................        5,842       129,692
   Staples* .......................................       90,570     1,448,214
                                                                   -----------
                                                                     1,577,906
                                                                   -----------
SEMI CONDUCTORS -- 3.4%
   Intel ..........................................      114,081     3,336,869
   Maxim Integrated Products* .....................        5,742       253,854
                                                                   -----------
                                                                     3,590,723
                                                                   -----------
TELEPHONES -- 8.6%
   Avaya* .........................................        7,765       106,381
   BellSouth ......................................       71,306     2,871,493
   Lucent Technologies ............................      226,208     1,402,490
   Motorola .......................................        1,887        31,249
   SBC Communications .............................       57,454     2,301,607
   Tellabs* .......................................       26,840       520,159
   Verizon Communications .........................       35,583     1,903,691
                                                                   -----------
                                                                     9,137,070
                                                                   -----------
TOBACCO -- 1.9%
   Philip Morris ..................................       40,503     2,055,527
                                                                   -----------
   TOTAL COMMON STOCKS
     (Cost $102,704,157) ..........................                105,290,097
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.5%

                                                                                     Face
                                                                                    Amount        Value
                                                                                  ----------   -----------
U.S. TREASURY BILL (B) -- 0.5%
        3.771%, 10/18/01 (Cost $469,679) .....................................    $  475,000   $    469,941
                                                                                               ------------

   SHORT-TERM INVESTMENT -- 1.1%

   REPURCHASE AGREEMENT -- 1.1%
     JP Morgan Chase 4.020%, dated 06/29/01, matures 07/02/01,
        repurchase price $1,179,995, (collateralized by GNMA obligations:
        total market value $1,204,770) (Cost $1,179,600) (C) .................     1,179,600      1,179,600
                                                                                               ------------
     TOTAL INVESTMENTS -- 100.3%
        (Cost $104,353,436) (A) ..............................................                  106,939,638
                                                                                               ------------
     OTHER ASSETS AND LIABILITIES, NET -- (0.3%) .............................                     (310,092)
                                                                                               ------------

   NET ASSETS CONSIST OF:

     Paid in Capital .........................................................                  115,599,738
     Distributions in excess of net investment income ........................                      (14,502)
     Accumulated net realized loss on investments ............................                  (11,375,265)
     Net unrealized appreciation on investments ..............................                    2,419,575
                                                                                               ------------
     TOTAL NET ASSETS -- 100.0% ..............................................                 $106,629,546
                                                                                               ============
     Institutional Class Shares:
     Shares Issued and Outstanding
        (Authorized 100 million shares -- $0.001 par value) ..................                    9,836,273
     Net Asset Value, Offering and Redemption Price Per Share ................                       $10.84
                                                                                               ============

  *  Non-Income Producing Security
 Cl  Class
(A) The cost for federal income tax purposes was $104,353,436. At June 30, 2001, net unrealized appreciation for all securities based on tax cost was $2,586,202. This consisted of aggregate gross unrealized appreciation for all securities of $7,964,807 and aggregate gross unrealized depreciation for all securities of $5,378,605.
(B) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
(C)  Tri-Party Repurchase Agreement
(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       MASTER FIXED INCOME FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
INDEX OPTION -- 0.0%


                                                      Contracts       Value
                                                      ----------    ----------
  S&P 100 Index July 2001, 590 Puts (Cost $3,016) ..           4    $      600
                                                                    ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.2%
                                                         Face
                                                        Amount
                                                      ----------
FEDERAL HOME LOAN BANK -- 2.5%
  Federal Home Loan Bank
     7.125%, 02/15/05 ..............................  $  100,000       105,970
                                                                    ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 18.7%

  Federal National Mortgage Association
     6.500%, 08/15/04 ..............................     300,000       311,958
  Federal National Mortgage Association, MTN
     6.640%, 07/02/07 ..............................     470,000       493,584
                                                                    ----------
                                                                       805,542
                                                                    ----------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $922,236) ...............................                   911,512
                                                                    ----------

U.S. TREASURY OBLIGATIONS -- 75.6%
U.S. TREASURY BILLS (B) -- 39.0%
     4.293%, 08/30/01+ .............................   1,650,000     1,640,455
     3.719%, 10/18/01 ..............................      40,000        39,574
                                                                    ----------
                                                                     1,680,029
                                                                    ----------
U.S. TREASURY BONDS -- 19.9%
    12.375%, 05/15/04 ..............................     210,000       253,002
    11.875%, 11/15/03 ..............................     100,000       116,404
    11.250%, 02/15/15 ..............................      75,000       113,572
     8.125%, 08/15/19 ..............................     300,000       373,452
                                                                    ----------
                                                                       856,430
                                                                    ----------
U.S. TREASURY NOTES -- 16.7%
     6.250%, 02/15/07 ..............................     200,000       210,888
     5.875%, 09/30/02 ..............................     300,000       306,615
     5.625%, 05/15/08 ..............................     200,000       204,092
                                                                    ----------
                                                                       721,595
                                                                    ----------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $3,232,178) .............................                 3,258,054
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       MASTER FIXED INCOME FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.8%

                                                                           Face
                                                                          Amount        Value
                                                                        ----------    ----------
REPURCHASE AGREEMENT -- 1.8%
   Morgan Treasury 3.550%, dated 06/29/01, matures
     07/02/01, repurchase price $77,790, (collateralized
     by a U.S. Treasury Note: total market value $81,763)
     (Cost $77,767) (C) ............................................     $ 77,767     $   77,767
                                                                                      ----------
   TOTAL INVESTMENTS -- 98.6%
     (Cost $4,235,197) (A) .........................................                   4,247,933
                                                                                      ----------

WRITTEN INDEX OPTIONS -- (0.2%)

                                                                            Contracts
                                                                            ---------
   MS High Tech 35 Index July 2001, 520 Puts .......................           (3)        (1,260)
   S&P 100 Index July 2001, 610 Puts ...............................          (19)        (6,080)
                                                                                      ----------
   TOTAL WRITTEN INDEX OPTIONS
     (Premiums received ($21,701)) .................................                      (7,340)
                                                                                      ----------
   OTHER ASSETS AND LIABILITIES, NET -- 1.6% .......................                      67,321
                                                                                      ----------

NET ASSETS CONSIST OF:

   Paid in Capital .................................................                   4,562,062
   Distributions in excess of net investment income ................                     (42,266)
   Accumulated net realized loss on investments ....................                    (244,198)
   Net unrealized appreciation on investments ......................                      32,316
                                                                                      ----------
   TOTAL NET ASSETS -- 100.0% ......................................                  $4,307,914
                                                                                      ==========
   Institutional Class Shares:
   Shares Issued and Outstanding
     (Authorized 100 million shares -- $0.001 par value) ...........                     448,712
   Net Asset Value, Offering and Redemption Price Per Share ........                  $     9.60
                                                                                      ==========

  + Security has been pledged as collateral for open written option contracts MTN Medium Term Note
(A) The cost for federal income tax purposes was $4,235,197. At June 30, 2001, net unrealized appreciation for all securities based on tax cost was $12,736. This consisted of aggregate gross unrealized appreciation for all securities of $47,288 and aggregate gross unrealized depreciation for all securities of $34,552.
(B) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
(C)  Tri-Party Repurchase Agreement

The accompanying notes are an integral part of the financial statements.

UAM Funds 21726-002 Composite

UAM FUNDS                                             ANALYTIC FUNDS
                                                      SHORT-TERM GOVERNMENT FUND
                                                      JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 44.7%

                                                         Face
                                                        Amount         Value
                                                     ----------     ----------
FEDERAL HOME LOAN BANK -- 21.1%
     Federal Home Loan Bank
        6.160%, 06/28/02 ...........................  $  750,000    $  765,000
                                                                    ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 23.6%
     Federal National Mortgage Association
        5.375%, 03/15/02 ...........................     750,000       757,500
     Federal National Mortgage Association, MTN
        6.670%, 08/01/01 ...........................     100,000       100,182
                                                                    ----------
                                                                       857,682
                                                                    ----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $1,608,611) ..........................                 1,622,682
                                                                    ----------

   U.S. TREASURY OBLIGATIONS -- 52.0%

U.S. TREASURY BILL (B) -- 0.6%
        3.719%, 10/18/01 ...........................      20,000        19,787
                                                                    ----------
U.S. TREASURY BONDS -- 40.9%
        12.375%, 05/15/04 ..........................     100,000       120,477
        11.875%, 11/15/03 ..........................     600,000       698,424
        11.125%, 08/15/03 ..........................     100,000       113,482
        10.750%, 02/15/03 ..........................     300,000       330,348
        10.750%, 05/15/03 ..........................     200,000       222,820
                                                                    ----------
                                                                     1,485,551
                                                                    ----------
U.S. TREASURY NOTES -- 10.5%
          5.750%, 11/30/02 .........................     175,000       178,861
          5.500%, 02/28/03 .........................     100,000       102,066
          4.250%, 11/15/03 .........................     100,000        99,533
                                                                    ----------
                                                                       380,460
                                                                    ----------
     TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $1,861,599) ..........................                 1,885,798
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM Funds 21726-002 Composite

UAM FUNDS                                            ANALYTIC FUNDS
                                                     SHORT-TERM GOVERNMENT FUND
                                                     JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.1%

                                                                          Face
                                                                         Amount        Value
                                                                        --------    ----------
REPURCHASE AGREEMENT -- 2.1%
   Morgan Treasury 3.550%, dated 06/29/01, matures 07/02/01,
     repurchase price $75,897, (collateralized by a U.S. Treasury
     Note: total market value $79,773) (Cost $75,875) (C) ..........    $ 75,875    $   75,875
                                                                                    ----------
   TOTAL INVESTMENTS -- 98.8%
     (Cost $3,546,085) (A) .........................................                 3,584,355
                                                                                    ----------
   OTHER ASSETS AND LIABILITIES, NET -- 1.2% .......................                    45,349
                                                                                    ----------

NET ASSETS CONSIST OF:

   Paid in Capital .................................................                 4,490,246
   Distributions in excess of net investment income ................                   (29,526)
   Accumulated net realized loss on investments ....................                  (871,942)
   Net unrealized appreciation on investments ......................                    40,926
                                                                                    ----------
   TOTAL NET ASSETS -- 100.0% ......................................                $3,629,704
                                                                                    ==========
   Institutional Class Shares:
   Shares Issued and Outstanding
     (Authorized 100 million shares -- $0.001 par value) ...........                   366,936
   Net Asset Value, Offering and Redemption Price Per Share ........                     $9.89
                                                                                    ==========

MTN  Medium Term Note
(A) The cost for federal income tax purposes was $3,546,085. At June 30, 2001, net unrealized appreciation for all securities based on tax cost was $38,270. This consisted of aggregate gross unrealized appreciation for all securities of $46,846 and aggregate gross unrealized depreciation for all securities of $8,576.
(B) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
(C)  Tri-Party Repurchase Agreement

The accompanying notes are an integral part of the financial statements.

UAM Funds 21726-002 Composite

UAM FUNDS                                              ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
FOREIGN COMMON STOCKS - 73.8%

                                                          Shares       Value
                                                        ----------    --------
AUSTRALIA -- 2.0%
   Brambles ........................................         697      $ 16,999
   Leighton Holdings ...............................       1,782         7,560
   National Australia Bank ADR .....................         467        41,311
   Rio Tinto .......................................       1,910        33,132
   Stockland Trust Group ...........................      14,000        28,617
                                                                      --------
                                                                       127,619
                                                                      --------
AUSTRIA -- 0.1%
   Austria Tabakwerke ..............................          90         6,286
                                                                      --------
BELGIUM -- 1.5%
   Delhaize-Le Lion ................................         718        42,459
   Union Miniere ...................................       1,355        53,801
                                                                      --------
                                                                        96,260
                                                                      --------
DENMARK -- 1.1%
   Danske Bank .....................................       3,999        71,849
                                                                      --------
FINLAND -- 1.3%
   Nokia Oyj ADR ...................................       1,594        35,132
   Sampo Oyj, Cl A .................................       5,818        49,501
                                                                      --------
                                                                        84,633
                                                                      --------
FRANCE -- 6.7%
   Accor ...........................................         606        25,575
   Air France ......................................         160         2,574
   Alcatel ADR .....................................         698        14,477
   Aventis ADR .....................................         500        39,945
   CNP Assurances ..................................         700        23,610
   Eurazeo .........................................         960        55,672
   France Telecom ADR ..............................         901        43,518
   L'OREAL .........................................          14           904
   Renault .........................................         879        39,664
   Societe BIC .....................................         446        16,236
   Societe Generale, Cl A ..........................         687        40,684
   SR Teleperformance ..............................       1,506        33,787
   STMicroelectronics, New York Shares .............         770        26,180
   Total Fina Elf ADR ..............................         264        18,533
   Worms et Compagnie ..............................       2,957        50,068
                                                                      --------
                                                                       431,427
                                                                      ========

The accompanying notes are an integral part of the financial statements.

UAM Funds 21726-002 Composite

UAM FUNDS                                              ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - continued

                                                          Shares       Value
                                                        ----------    --------
GERMANY -- 5.4%
   Deutsche Bank ...................................         403      $ 28,796
   Deutsche Telekom ................................         264         5,959
   E.ON ............................................       1,672        86,913
   K&S .............................................       3,074        50,487
   Merck Kgaa ......................................       1,000        35,134
   Muenchener Rueckversicherungs ...................          13         3,648
   SAP .............................................         328        45,235
   Siemens .........................................       1,222        73,970
   Volkswagen ......................................         407        19,020
                                                                      --------
                                                                       349,162
                                                                      --------
HONG KONG -- 1.4%
   CLP Holdings ....................................       7,644        32,046
   Hutchison Whampoa ADR ...........................       1,136        57,349
                                                                      --------
                                                                        89,395
                                                                      --------
ITALY -- 2.7%
   ENI-Ente Nazionale Idrocarburi ADR ..............       1,146        70,708
   Fiat RNC ........................................         361         4,303
   IntesaBci* ......................................       9,847        34,763
   IntesaBci RNC* ..................................       3,857         8,816
   Olivetti ........................................      12,048        21,318
   Telecom Italia ADR ..............................         377        33,176
   Unicredito Italiano* ............................         321         1,378
                                                                      --------
                                                                       174,462
                                                                      --------
JAPAN -- 17.1%
   Alps Electric ...................................       1,000         9,317
   Canon ...........................................       1,000        40,411
   Central Japan Railway ...........................           7        43,497
   Chubu Electric Power ............................       3,200        67,992
   Dai Nippon Printing .............................       5,000        61,017
   Daiichi Pharmaceutical ..........................       1,000        23,132
   Daiwa Securities Group ..........................       2,000        20,927
   Fuji Electric ...................................       3,000         9,862
   Fuji Photo Film .................................       1,000        43,137
   Honda Motor .....................................       1,000        43,938
   Keio Electric Railway ...........................      11,000        57,152

The accompanying notes are an integral part of the financial statements.

UAM Funds 21726-002 Composite

UAM FUNDS                                              ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - continued

                                                          Shares       Value
                                                        ----------  ----------
JAPAN -- continued
   Kubota ..........................................       8,000    $   31,815
   Maruichi Steel Tube .............................       3,000        34,060
   Matsushita Electric Industrial ..................       4,000        62,604
   Mitsubishi Electric .............................       5,000        24,775
   Mitsubishi Heavy Industries .....................       2,000         9,124
   Mitsui Marine & Fire Insurance ..................       4,000        20,462
   Mizuho Holding ..................................           6        27,902
   NEC .............................................       2,000        27,021
   Nikko Securities ................................       4,000        32,040
   Nippon Mitsubishi Oil ...........................       7,000        39,512
   Nippon Telegraph & Telephone ....................          10        52,117
   Nomura Securities ...............................       3,000        57,489
   NTT Docomo ......................................           1        17,399
   Ricoh ...........................................       1,000        21,568
   Shimizu .........................................       2,000         8,162
   Softbank ........................................         100         3,279
   Sony ............................................         400        26,299
   Sumitomo Mitsui Banking .........................       3,000        24,775
   Taiheiyo Cement .................................       6,000        12,700
   Teikoku Oil .....................................       6,000        29,731
   Tokio Marine & Fire Insurance ...................       5,000        46,705
   Toshiba .........................................       8,000        42,271
   Toyota Motor ....................................         700        24,639
   Yokogawa Electric ...............................       1,000         8,900
                                                                    ----------
                                                                     1,105,731
                                                                    ----------
NETHERLANDS -- 3.6%
   ING Groep* ......................................         824        53,855
   Koninklijke Philips Electronics .................       2,343        62,106
   OCE .............................................         600         6,299
   Royal Dutch Petroleum, New York Shares ..........         581        33,855
   Royal KPN* ......................................          27           155
   Unilever, New York Shares .......................         529        31,513
   Volker Wessels Stevin ...........................         500        10,265
   Wolters Kluwer ..................................       1,449        38,948
                                                                    ----------
                                                                       236,996
                                                                    ----------
NORWAY -- 1.2%
   DNB Holding .....................................       2,351        10,199
   Norsk Hydro .....................................       1,593        67,485
                                                                    ----------
                                                                        77,684
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM Funds 21726-002 Composite

UAM FUNDS                                              ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - continued

                                                          Shares       Value
                                                        ----------    --------

PORTUGAL -- 0.2%
   Portugal Telecom SGPS* ..........................       2,000      $ 13,952
                                                                      --------
SINGAPORE -- 1.7%
   Great Eastern Holdings ..........................      11,801        75,133
   Singapore Telecommunications ....................      33,333        34,760
                                                                      --------
                                                                       109,893
                                                                      --------
SPAIN -- 2.6%
   Amadeus Global Travel Distribution, Cl A ........       1,167         7,064
   Banco Bilbao Vizcaya Argentaria ADR .............       3,259        42,106
   Banco Santander Central Hispano ADR .............       2,836        26,063
   Telefonica ADR* .................................       1,013        37,724
   Zardoya-Otis ....................................       6,403        57,460
                                                                      --------
                                                                       170,417
                                                                      --------
SWEDEN -- 2.4%
   Svenska Handelsbanken, Cl A .....................       2,012        28,742
   Svenska Handelsbanken, Cl B .....................       3,889        54,483
   Swedish Match ...................................       5,468        25,619
   Telefonaktiebolaget LM Ericsson, Cl B ...........       8,584        46,920
                                                                      --------
                                                                       155,764
                                                                      --------
SWITZERLAND -- 4.7%
   Nestle ..........................................         520       110,509
   Novartis ........................................       3,400       123,043
   Roche Holding ...................................         600        43,227
   Sulzer Medica ...................................         233        15,814
   Unaxis Holding ..................................         100        14,075
                                                                      --------
                                                                       306,668
                                                                      --------
UNITED KINGDOM -- 18.1%
   Abbey National ..................................         388         6,794
   Anglo American ..................................       1,830        27,410
   Ashtead Group ...................................      11,729        17,403
   AstraZeneca .....................................         964        44,917
   BAA .............................................       6,544        60,743
   BAE Systems CALS* ...............................          12            17
   Barclays ........................................       2,502        76,710

The accompanying notes are an integral part of the financial statements.

UAM Funds 21726-002 Composite

UAM FUNDS                                              ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- concluded

                                                          Shares       Value
                                                        ----------  ----------

UNITED KINGDOM -- continued
     BP Amoco ......................................      13,000    $  106,865
     British American Tobacco ......................       7,099        53,914
     Cable & Wireless ..............................       5,012        29,482
     CGNU ..........................................       1,506        20,820
     Corus Group ...................................       9,473         8,094
     Diageo ........................................       3,341        36,650
     GlaxoSmithKline ...............................       3,729       104,889
     Great Universal Stores ........................       8,093        69,259
     HSBC Holdings .................................       9,722       115,195
     Lattice Group .................................      14,002        31,262
     Marconi .......................................       8,779        31,237
     Millennium & Copthorne ........................          57           291
     William Morrison Supermarkets .................      15,000        44,882
     National Grid Group ...........................       5,185        38,211
     Rentokil Initial ..............................       4,293        14,551
     Reuters Group .................................       2,909        37,762
     Rexam .........................................       1,020         4,433
     Rio Tinto .....................................       1,629        28,913
     Royal Bank of Scotland Group ..................       2,528        55,713
     Smiths Group ..................................          21           244
     Tesco .........................................       4,273        15,414
     Vodafone Group ................................      38,721        85,770
     WPP Group .....................................         356         3,505
                                                                    ----------
                                                                     1,171,350
                                                                    ----------
     TOTAL FOREIGN COMMON STOCKS
        (Cost $5,494,031) ..........................                 4,779,548
                                                                    ----------
   FOREIGN PREFERRED STOCKS -- 0.1%
     News Corporation ..............................         708         5,673
     Prosieben SAT.1 Media .........................         117         1,684
                                                                    ----------
     TOTAL FOREIGN PREFERRED STOCKS
        (Cost $8,095) ..............................                     7,357
                                                                    ----------
   FOREIGN RIGHTS -- 0.0%
     Portugal Telecom SGPS* (Cost $390) ............       2,000           271
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 5.1%

                                                         Face
                                                        Amount        Value
                                                      ----------    ----------
U.S. TREASURY BILL (B) -- 5.1%
     3.771%, 10/18/01 (Cost $326,303) ..............  $  330,000    $  326,485
                                                                    ----------
   TOTAL INVESTMENTS -- 79.0%
     (Cost $5,828,819) (A) .........................                 5,113,661
                                                                    ----------
   OTHER ASSETS AND LIABILITIES, NET -- 21.0% ......                 1,362,034
                                                                    ----------
   TOTAL NET ASSETS -- 100.0% ......................                $6,475,695
                                                                    ==========

   * Non-Income Producing Security
 ADR American Depositary Receipt
CALS Capital Amortizing Loan Stock
  Cl Class
 RNC Risparmio Non-Convertible
 (A) The cost for federal income tax purposes was $5,828,819. At June 30, 2001, net unrealized depreciation for all securities based on tax cost was $715,158. This consisted of aggregate gross unrealized appreciation for all securities of $250,506 and aggregate gross unrealized depreciation for all securities of $965,664.
 (B) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       INTERNATIONAL FUND
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
At June 30, 2001, sector diversification of the Fund was as follows:

                                                           % of
Sector Diversification                                   Net Assets   Value
--------------------------                               ---------- ----------
Foreign Common Stocks
Banking ............................................        10.7%   $  696,279
Telecommunications .................................         7.8       503,096
Pharmaceuticals ....................................         6.6       430,101
Oil & Gas ..........................................         5.1       330,466
Electric Utilities .................................         4.5       292,208
Insurance ..........................................         3.8       244,233
Food, Beverages & Tobacco ..........................         3.5       225,224
Commercial Services ................................         3.3       211,284
Manufacturing ......................................         3.2       208,189
Metals & Mining ....................................         2.9       185,410
Media ..............................................         2.5       165,613
Financial Services .................................         2.5       159,957
Food & Beverages ...................................         2.2       142,022
Holding Companies ..................................         2.1       134,357
Automotive .........................................         2.0       131,564
Business Equipment .................................         2.0       127,651
Transportation .....................................         1.7       110,287
Electronics ........................................         1.6       107,344
Machinery ..........................................         1.5        99,137
Retail .............................................         1.1        69,259
Chemicals ..........................................         0.8        50,487
Software ...........................................         0.7        45,235
Semiconductors .....................................         0.6        40,255
Engineering & Construction .........................         0.4        25,987
Lodging ............................................         0.4        25,866
Building Materials .................................         0.2        12,700
Consumer Products ..................................         0.1         5,337
                                                         -------    ----------
Total Foreign Common Stocks ........................        73.8     4,779,548
Foreign Preferred Stock ............................         0.1         7,357
Foreign Rights .....................................         0.0           271
U.S. Treasury Obligation ...........................         5.1       326,485
                                                         -------    ----------
Total Investments ..................................        79.0     5,113,661
Other Assets and Liabilities, Net ..................        21.0     1,362,034
                                                         -------    ----------
Total Net Assets ...................................       100.0%   $6,475,695
                                                         =======    ==========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                   International
                                                                        Fund
                                                                   -------------
Assets
Investments, at Cost ..........................................     $5,828,819
                                                                    ==========
Investments, at Value -- Note A ...............................     $5,113,661
Receivable for Portfolio Shares Sold ..........................        904,485
Cash ..........................................................        475,083
Dividend and Interest Receivable ..............................         40,699
Receivable due from Investment Advisor ........................         13,890
Foreign Withholding Tax Reclaim Receivable ....................          6,345
Other Assets ..................................................          8,676
                                                                    ----------
     Total Assets .............................................      6,562,839
                                                                    ----------
Liabilities
Payable for Portfolio Shares Redeemed .........................         35,024
Payable for Custodian Fees ....................................         16,591
Payable for Administrative Fees --  Note C ....................         12,698
Payable for Investment Advisory Fees -- Note B ................          4,709
Payable for Directors' Fees -- Note E .........................            939
Other Liabilities .............................................         17,183
                                                                    ----------
     Total Liabilities ........................................         87,144
                                                                    ----------
Total Net Assets ..............................................     $6,475,695
                                                                    ==========
Net Assets Consist of:
Paid in Capital ...............................................     $8,116,660
Undistributed Net Investment Income ...........................         28,770
Accumulated Net Realized Loss .................................       (936,042)
Net Unrealized Depreciation on Investments ....................       (733,693)
                                                                    ----------
Total Net Assets ..............................................     $6,475,695
                                                                    ==========
Institutional Class Shares:
Shares Issued and Outstanding
   (Authorized 100 million shares -- $0.001 par value) ........        774,784
Net Asset Value, Offering and Redemption Price Per Share ......          $8.36
                                                                    ==========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS


--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS

                                                                                   Defensive          Enhanced
                                                                                  Equity Fund        Equity Fund
                                                                                  -----------        -----------
Investment Income
Dividends .................................................................       $   311,844        $   772,774
Interest ..................................................................            41,894             67,986
Less: Foreign Taxes Withheld ..............................................               (13)                --
                                                                                  -----------        -----------
   Total Investment Income ................................................           353,725            840,760
                                                                                  -----------        -----------
Expenses
Investment Advisory Fees -- Note B ........................................           134,955            335,548
Administrative Fees -- Note C .............................................            55,280             80,851
Custodian Fees ............................................................             6,199              4,708
Audit Fees ................................................................            10,165              9,955
Legal Fees ................................................................             1,810              4,364
Shareholder Servicing Fees -- Note F ......................................            15,620             84,165
Printing Fees .............................................................             1,810              6,516
Directors' Fees -- Note E .................................................             1,587              1,439
Registration and Filing Fees ..............................................                 2             11,964
Other Expenses ............................................................            10,982             27,135
                                                                                  -----------        -----------
   Total Expenses .........................................................           238,410            566,645
                                                                                  -----------        -----------
Less:
Waiver of Investment Advisory Fees ........................................           (15,734)           (12,863)
Reimbursement by Investment Advisor .......................................                --                 --
                                                                                  -----------        -----------
   Net Expenses ...........................................................           222,676            553,782
                                                                                  -----------        -----------
Net Investment Income .....................................................           131,049            286,978
                                                                                  -----------        -----------
Net Realized Gain (Loss) on:
   Investments ............................................................          (159,563)        (4,502,249)
   Written Options ........................................................           890,839                 --
   Foreign Currency Transactions ..........................................                --                 --
   Futures ................................................................          (210,609)          (580,142)
                                                                                  -----------        -----------
Total Net Realized Gain (Loss) ............................................           520,667         (5,082,391)
                                                                                  -----------        -----------
Net Change in Unrealized Appreciation
   (Depreciation) on:
   Investments ............................................................          (898,049)         2,284,561
   Written Options ........................................................            48,466                 --
   Foreign Currency Transactions ..........................................                --                 --
   Futures ................................................................           (15,750)          (154,253)
                                                                                  -----------        -----------
Net Change in Unrealized Appreciation
   (Depreciation) .........................................................          (865,333)         2,130,308
                                                                                  -----------        -----------
Net Realized and Unrealized Gain (Loss) ...................................          (344,666)        (2,952,083)
                                                                                  -----------        -----------
Increase (Decrease) in Net Assets Resulting
   from Operations ........................................................       $  (213,617)       $(2,665,105)
                                                                                  ===========        ===========

The accompanying notes are an integral part of the financial statements.

                                                       ANALYTIC FUNDS
                                                       FOR THE SIX MONTHS ENDED
                                                       JUNE 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
             Master Fixed          Short-Term
             Income Fund        Government Fund       International Fund
             ------------       ---------------       ------------------

             $        --          $        --          $    68,519
                  88,855              106,014               20,537
                      --                   --               (7,243)
             -----------          -----------          -----------

                  88,855              106,014               81,813
             -----------          -----------          -----------

                   9,576                5,673               30,670
                  35,218               33,626               35,257
                   4,179                  369               19,014
                   7,687                7,687                9,305
                   2,083                1,984                  317
                   1,488                   --                1,998
                   6,516                3,042                4,531
                   1,240                1,240                1,240
                   7,439                7,439                8,125
                  10,132                8,294               12,755
             -----------          -----------          -----------

                  85,558               69,354              123,212
             -----------          -----------          -----------


                  (9,576)              (5,673)             (30,670)
                 (58,958)             (52,336)             (52,670)
             -----------          -----------          -----------

                  17,024               11,345               39,872
             -----------          -----------          -----------

                  71,831               94,669               41,941
             -----------          -----------          -----------


                   3,695              (10,614)            (685,495)
                 (36,868)                  --                   --
                      --                   --               (5,558)
                  12,319              (14,713)            (143,632)
             -----------          -----------          -----------

                 (20,854)             (25,327)            (834,685)
             -----------          -----------          -----------



                  10,091               45,082             (205,558)
                   6,964                   --                   --
                      --                   --                 (368)
                 (17,438)                (292)              12,941
             -----------          -----------          -----------


                    (383)              44,790             (192,985)
             -----------          -----------          -----------

                 (21,237)              19,463           (1,027,670)
             -----------          -----------          -----------


             $    50,594          $   114,132          $  (985,729)
             ===========          ===========          ===========

UAM FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                      Defensive Equity Fund                  Enhanced Equity Fund
                                                 --------------------------------      --------------------------------
                                                  Six Months             Year           Six Months             Year
                                                     Ended              Ended              Ended              Ended
                                                 June 30, 2001       December 31,      June 30, 2001       December 31,
                                                  (Unaudited)            2000           (Unaudited)            2000
                                                 -------------      -------------      -------------      -------------
Increase (Decrease) in Net Assets
   Operations:
     Net Investment Income .............         $     131,049      $     297,274      $     286,978      $     757,122
     Net Realized Gain (Loss) ..........               520,667          2,072,243         (5,082,391)        (5,303,551)
     Net Change in Unrealized
        Appreciation (Depreciation) ....              (865,333)        (6,518,086)         2,130,308         (8,580,864)
                                                 -------------      -------------      -------------      -------------
     Net Increase (Decrease) in Net
        Assets Resulting from
        Operations .....................              (213,617)        (4,148,569)        (2,665,105)       (13,127,293)
                                                 -------------      -------------      -------------      -------------
Distributions:
     Net Investment Income .............              (131,049)          (341,144)          (286,978)          (757,122)
     In Excess of Net
        Investment Income ..............                (3,569)                --            (14,502)                --
     Net Realized Gain .................                    --           (823,943)                --           (181,360)
     In Excess of Net Realized Gain ....                    --             (1,272)                --                 --
     From Capital ......................                    --               (786)                --            (19,486)
                                                 -------------      -------------      -------------      -------------
     Total Distributions ...............              (134,618)        (1,167,145)          (301,480)          (957,968)
                                                 -------------      -------------      -------------      -------------
Capital Share Transactions:
     Issued ............................             1,718,604         12,213,384         16,384,297         75,172,438
     In Lieu of Cash Distributions .....               127,537          1,110,475            295,324            945,793
     Redeemed ..........................            (5,884,484)       (30,606,005)       (25,628,308)       (88,673,207)
                                                 -------------      -------------      -------------      -------------
     Net Increase (Decrease) from
        Capital Share Transactions .....            (4,038,343)       (17,282,146)        (8,948,687)       (12,554,976)
                                                 -------------      -------------      -------------      -------------
     Total Increase (Decrease) in
        Net Assets .....................            (4,386,578)       (22,597,860)       (11,915,272)       (26,640,237)
                                                 -------------      -------------      -------------      -------------
Net Assets:
     Beginning of Period ...............            48,243,890         70,841,750        118,544,818        145,185,055
                                                 -------------      -------------      -------------      -------------
     End of Period .....................         $  43,857,312      $  48,243,890      $ 106,629,546      $ 118,544,818
                                                 =============      =============      =============      =============
Shares Issued and Redeemed:
     Issued ............................               159,145          1,074,432          1,495,464          6,343,927
     In Lieu of Cash Distributions .....                12,188            102,344             28,333             78,032
     Redeemed ..........................              (555,905)        (2,704,171)        (2,377,835)        (7,525,985)
                                                 -------------      -------------      -------------      -------------
     Net Increase (Decrease) from
        Shares Issued and Redeemed .....              (384,572)        (1,527,395)          (854,038)        (1,104,026)
                                                 =============      =============      =============      =============

The accompanying notes are an integral part of the financial statements.

                                                                  ANALYTIC FUNDS
                                                                  JUNE 30, 2001
--------------------------------------------------------------------------------

                                                    Short-Term
        Master Fixed Income Fund                  Government Fund                    International Fund
    --------------------------------    -----------------------------------   ----------------------------------
     Six Months            Year            Six Months            Year           Six Months            Year
        Ended             Ended              Ended               Ended             Ended              Ended
    June 30, 2001      December 31,      June 30, 2001        December 31,     June 30, 2001       December 31,
     (Unaudited)           2000           (Unaudited)            2000           (Unaudited)            2000
    -------------      ------------      -------------       -------------     -------------       ------------
    $    71,831        $   269,047        $    94,669        $   221,395        $    41,941        $    75,204
        (20,854)            27,589            (25,327)           (15,433)          (834,685)           (88,799)

           (383)           263,684             44,790             65,222           (192,985)          (692,388)
    -----------        -----------        -----------        -----------        -----------        -----------


         50,594            560,320            114,132            271,184           (985,729)          (705,983)
    -----------        -----------        -----------        -----------        -----------        -----------

        (71,831)          (268,642)           (94,669)          (220,996)                --            (69,685)

        (40,926)                --            (29,294)                --                 --                 --
             --                 --                 --                 --                 --            (31,199)
             --                 --                 --                 --                 --            (30,180)
             --                 --                 --                 --                 --                 --
    -----------        -----------        -----------        -----------        -----------        -----------
       (112,757)          (268,642)          (123,963)          (220,996)                --           (131,064)
    -----------        -----------        -----------        -----------        -----------        -----------

      1,704,643          1,269,793          1,249,424          1,157,388          1,776,181          8,376,151
        132,130            266,447            141,913            219,011                 --            131,064
     (1,979,504)        (1,838,075)        (1,397,692)        (1,510,017)        (1,046,104)        (2,596,982)
    -----------        -----------        -----------        -----------        -----------        -----------

       (142,731)          (301,835)            (6,355)          (133,618)           730,077          5,910,233
    -----------        -----------        -----------        -----------        -----------        -----------

       (204,894)           (10,157)           (16,186)           (83,430)          (255,652)         5,073,186
    -----------        -----------        -----------        -----------        -----------        -----------

      4,512,808          4,522,965          3,645,890          3,729,320          6,731,347          1,658,161
    -----------        -----------        -----------        -----------        -----------        -----------
    $ 4,307,914        $ 4,512,808        $ 3,629,704        $ 3,645,890        $ 6,475,695        $ 6,731,347
    ===========        ===========        ===========        ===========        ===========        ===========

        176,073            136,494            125,711            117,753            202,988            775,727
         13,636             28,546             14,284             22,286               --               13,336
       (204,621)          (197,005)          (140,513)          (153,643)          (116,638)          (247,991)
    -----------        -----------        -----------        -----------        -----------        -----------

        (14,912)           (31,965)              (518)           (13,604)            86,350            541,072
    ===========        ===========        ===========        ===========        ===========        ===========

UAM FUNDS                                                  DEFENSIVE EQUITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 Selected Per Share Data & Ratios
                                                   For a Share Outstanding Throughout Each Period

                                    Six Months
                                       Ended                  Years Ended December 31,
                                   June 30, 2001   ----------------------------------------------
                                    (Unaudited)     2000      1999      1998      1997      1996
                                  ---------------  ------    ------    ------    ------    ------
Net Asset Value,
     Beginning of Period .........    $ 10.80     $ 11.82   $ 11.77   $ 12.41   $ 13.71   $ 12.64
                                      -------     -------   -------   -------   -------   -------
Income from Investment
     Operations
     Net Investment Income .......       0.03        0.06      0.10      0.05      0.12      0.19
     Net Realized and
       Unrealized Gain (Loss) ....      (0.05)      (0.82)     2.33      3.05      2.49      1.78
                                      -------     -------   -------   -------   -------   -------
     Total from Investment
        Operations ...............      (0.02)      (0.76)     2.43      3.10      2.61      1.97
                                      -------     -------   -------   -------   -------   -------
Distributions:
     Net Investment Income .......      (0.03)      (0.07)    (0.08)    (0.05)    (0.12)    (0.19)
     Net Realized Gain ...........         --       (0.19)    (2.13)    (3.69)    (3.79)    (0.71)
     In Excess of Realized Gain ..         --          --     (0.17)       --        --        --
                                      -------     -------   -------   -------   -------   -------
     Total Distributions .........      (0.03)      (0.26)    (2.38)    (3.74)    (3.91)    (0.90)
                                      -------     -------   -------   -------   -------   -------
Net Asset Value,
   End of Period .................    $ 10.75     $ 10.80   $ 11.82   $ 11.77   $ 12.41   $ 13.71
                                      =======     =======   =======   =======   =======   =======

Total Return+ ....................      (0.16)%**   (6.46)%   21.35%    28.89%    19.11%    15.66%
                                      =======     =======   =======   =======   =======   =======
Ratios and Supplemental Data
Net Assets, End of Period
     (Thousands) .................    $43,857     $48,244   $70,842   $56,021   $46,286   $52,484
Ratio of Expenses to
     Average Net Assets ..........       0.99%*      0.99%     1.04%     1.38%     1.30%     1.23%
Ratio of Net Investment
     Income to Average
     Net Assets ..................       0.58%*      0.51%     0.74%     0.40%     0.75%     1.43%
Portfolio Turnover Rate ..........         98%        264%      360%      299%       75%       43%

The information set forth in this table for the periods prior to August 31, 1998 is the financial data of the Defensive Equity Portfolio of Analytic Optioned Equity Fund, Inc. Analytic Defensive Equity Fund acquired the assets and assumed the liabilities of the Defensive Equity Portfolio of Analytic Optioned Equity Fund, Inc. on August 31, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 0.95328 used on the date of reorganization.
 *   Annualized
**   Not Annualized
 + Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                   ENHANCED EQUITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       Selected Per Share Data & Ratios
                                                         For a Share Outstanding Throughout Each Period

                                  Six Months
                                     Ended                       Years Ended December 31,
                                 June 30, 2001     ----------------------------------------------------
                                   (Unaudited)      2000        1999        1998       1997       1996
                                 --------------    ------      ------      ------     ------     ------
Net Asset Value,
     Beginning of Period .......    $  11.09      $  12.31    $  10.90    $  8.43    $  7.43    $  7.95
                                    --------      --------    --------    -------    -------    -------
Income from Investment
   Operations
   Net Investment Income .......        0.03          0.06        0.10       0.06       0.09       0.13
   Net Realized and
   Unrealized Gain (Loss) ......       (0.25)        (1.20)       2.06       3.07       2.12       1.69
                                    --------      --------    --------    -------    -------    -------
   Total from Investment
        Operations .............       (0.22)        (1.14)       2.16       3.13       2.21       1.82
                                    --------      --------    --------    -------    -------    -------
Distributions:
   Net Investment Income .......       (0.03)        (0.06)      (0.10)     (0.06)     (0.09)     (0.13)
   In Excess of Net Investment
        Income .................          --            --          --      (0.01)     (0.01)        --
   Net Realized Gain ...........          --         (0.02)      (0.61)     (0.59)     (1.10)     (2.20)
   In Excess of Net Realized
        Gain ...................          --            --       (0.04)        --      (0.01)     (0.01)
                                    --------      --------    --------    -------    -------    -------
   Total Distributions .........       (0.03)        (0.08)      (0.75)     (0.66)     (1.21)     (2.34)
                                    --------      --------    --------    -------    -------    -------
Net Asset Value,
   End of Period ...............    $  10.84      $  11.09    $  12.31    $ 10.90    $  8.43    $  7.43
                                    ========      ========    ========    =======    =======    =======
   Total Return ................       (1.98)%+**    (9.33)%     20.06%+    37.82%+    29.86%+    22.95%+
                                    ========      ========    ========    =======    =======    =======
Ratios and Supplemental Data
Net Assets, End of Period
     (Thousands) ...............    $106,630      $118,545    $145,185    $33,889    $ 7,331    $ 3,519
Ratio of Expenses to
Average Net Assets .............        0.99%*        0.97%       0.99%      1.26%      1.00%      0.91%
Ratio of Net Investment
     Income to Average
     Net Assets ................        0.51%*        0.53%       1.08%      0.78%      1.17%      1.53%
Portfolio Turnover Rate ........         107%          270%        261%       297%       189%       179%

The information set forth in this table for the periods prior to July 27, 1998 is the financial data of the Enhanced Equity Fund, series of a predecessor company, The Analytic Series Fund, Inc. Analytic Enhanced Equity Fund acquired the assets and assumed the liabilities of the Enhanced Equity Fund of The Analytic Series Fund, Inc. on July 27, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 0.61425 used on the date of reorganization.
 *   Annualized
**   Not Annualized
 + Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               MASTER FIXED INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   Selected Per Share Data & Ratios
                                                     For a Share Outstanding Throughout Each Period

                                        Six Months
                                           Ended                 Years Ended December 31,
                                       June 30, 2001++  -------------------------------------------
                                        (Unaudited)      2000     1999     1998     1997      1996
                                       --------------   ------   ------   ------   ------    ------
Net Asset Value,
   Beginning of Period ................    $ 9.73       $ 9.13   $ 9.81   $10.00   $11.62   $ 11.78
                                           ------       ------   ------   ------   ------   -------
Income from Investment
   Operations
   Net Investment Income ..............      0.16         0.55     0.48     0.51     0.67      0.66
   Net Realized and
     Unrealized Gain (Loss) ...........     (0.03)        0.60    (0.67)   (0.14)    0.46     (0.01)
                                           ------       ------   ------   ------   ------   -------
   Total from Investment
     Operations .......................      0.13         1.15    (0.19)    0.37     1.13      0.65
                                           ------       ------   ------   ------   ------   -------
Distributions:
   Net Investment Income ..............     (0.16)       (0.55)   (0.48)   (0.51)   (0.67)    (0.66)
   In Excess of Net Investment
     Income ...........................     (0.10)          --    (0.01)      --       --        --
   Net Realized Gain ..................        --           --       --    (0.05)   (1.98)    (0.14)
   In Excess of Net Realized Gain .....        --           --       --       --    (0.10)    (0.01)
                                           ------       ------   ------   ------   ------   -------
   Total Distributions ................     (0.26)       (0.55)   (0.49)   (0.56)   (2.75)    (0.81)
                                           ------       ------   ------   ------   ------   -------
Net Asset Value,
   End of Period ......................    $ 9.60       $ 9.73   $ 9.13   $ 9.81   $10.00   $ 11.62
                                           ======       ======   ======   ======   ======   =======

Total Return+ .........................      1.29%**     13.03%   (2.00)%   3.80%   10.04%     5.69%
                                           ======       ======   ======   ======   ======   =======
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands) ........................    $4,308       $4,513   $4,523   $4,954   $5,712   $28,926
Ratio of Expenses to
   Average Net Assets .................      0.80%*       0.80%    0.87%    1.07%    0.90%     0.72%
Ratio of Net Investment
   Income to Average Net Assets .......      3.38%*       5.92%    5.13%    5.06%    5.60%     5.66%
Portfolio Turnover Rate ...............        13%         103%      81%      98%      40%       22%

The information set forth in this table for the periods prior to July 27, 1998 is the financial data of the Master Fixed Income Fund, series of a predecessor company, The Analytic Series Fund, Inc. Analytic Master Fixed Income Fund acquired the assets and assumed the liabilities of the Master Fixed Income Fund of The Analytic Series Fund, Inc. on July 27, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 1.1312 used on the date of reorganization.
 *   Annualized
**   Not Annualized
 + Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
++ As required, effective January 1, 2001, the Fund implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease net investment income per share by $0.07, increase net realized and unrealized gains and losses per share by $0.07, and decrease the ratio of net investment income to average net assets from 4.84% to 3.38%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                        SHORT-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    Selected Per Share Data & Ratios
                                                      For a Share Outstanding Throughout Each Period

                                         Six Months
                                            Ended                 Years Ended December 31,
                                       June 30, 2001++   -------------------------------------------
                                         (Unaudited)      2000     1999     1998     1997      1996
                                        --------------   ------   ------   ------   ------    ------
Net Asset Value,
   Beginning of Period ................     $ 9.92       $ 9.79   $10.10   $ 9.97   $ 9.99    $10.14
                                            ------       ------   ------   ------   ------    ------
Income from Investment
   Operations
   Net Investment Income ...............      0.25         0.59     0.56     0.56     0.56      0.63
   Net Realized and
     Unrealized Gain (Loss) ............      0.05         0.13    (0.31)    0.14    (0.02)    (0.10)
                                            ------       ------   ------   ------   ------    ------
   Total from Investment
     Operations ........................      0.30         0.72     0.25     0.70     0.54      0.53
                                            ------       ------   ------   ------   ------    ------
Distributions:
   Net Investment Income ...............     (0.25)       (0.59)   (0.56)   (0.56)   (0.56)    (0.67)
   In Excess of Net Investment
     Income ............................     (0.08)          --       --    (0.01)      --        --
   Return of Capital ...................        --           --       --       --       --     (0.01)
                                            ------       ------   ------   ------   ------    ------
   Total Distributions .................     (0.33)       (0.59)   (0.56)   (0.57)   (0.56)    (0.68)
                                            ------       ------   ------   ------   ------    ------
Net Asset Value,
   End of Period .......................    $ 9.89       $ 9.92   $ 9.79   $10.10   $ 9.97    $ 9.99
                                            ======       ======   ======   ======   ======    ======
Total Return+ ..........................      3.01%**      7.60%    2.54%    7.10%    5.54%     5.28%
                                            ======       ======   ======   ======   ======    ======
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands) .........................    $3,630       $3,646   $3,729   $5,259   $2,978    $1,008
Ratio of Expenses to
   Average Net Assets ..................      0.60%*       0.60%    0.69%    0.84%    0.60%     0.56%
Ratio of Net Investment
   Income to Average Net Assets ........      5.02%*       6.02%    5.68%    5.43%    5.57%     5.99%
Portfolio Turnover Rate ................        60%          34%      62%      25%      34%       31%

The information set forth in this table for the periods prior to July 27, 1998 is the financial data of the Short-Term Government Fund, series of a predecessor company, The Analytic Series Fund, Inc. Analytic Short-Term Government Fund acquired the assets and assumed the liabilities of the Short-Term Government Fund of The Analytic Series Fund, Inc. on July 27, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 1.0162 used on the date of reorganization.
 *   Annualized
**   Not Annualized
 + Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
++ As required, effective January 1, 2001, the Fund implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets from 5.81% to 5.02%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                     INTERNATIONAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           Selected Per Share Data & Ratios
                                                             For a Share Outstanding Throughout Each Period

                                                       Six Months
                                                          Ended         Year Ended    September 30, 1999***
                                                      June 30, 2001    December 31,      to December 31,
                                                       (Unaudited)         2000               1999
                                                      -------------    ------------   ---------------------
Net Asset Value, Beginning of Period ................    $  9.78         $ 11.25             $10.00
                                                         -------         -------             ------
Income from Investment Operations
   Net Investment Income ............................       0.05            0.11               0.01
   Net Realized and Unrealized
      Gain (Loss) ...................................      (1.47)          (1.40)              1.25
                                                         -------         -------             ------
   Total from Investment Operations .................      (1.42)          (1.29)              1.26
                                                         -------         -------             ------
Distributions:
   Net Investment Income ............................         --           (0.10)                --
   Net Realized Gain ................................         --           (0.04)             (0.01)
   In Excess of Net Realized Gain ...................         --           (0.04)                --
                                                         -------         -------             ------
   Total Distributions ..............................         --           (0.18)             (0.01)
                                                         -------         -------             ------
Net Asset Value,
   End of Period ....................................    $  8.36         $  9.78             $11.25
                                                         =======         =======             ======
Total Return+ .......................................     (14.52)%**      (11.44)%            12.67%**
                                                         =======         =======             ======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)................    $ 6,476         $ 6,731             $1,658
Ratio of Expenses to Average
   Net Assets .......................................       1.30%*          1.30%              1.30%*
Ratio of Net Investment Income
   to Average Net Assets ............................       1.37%*          1.11%              0.66%*
Portfolio Turnover Rate .............................         70%             38%                 5%

  *  Annualized
 **  Not annualized
***  Commencement of operations.
  + Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the periods indicated.




The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization

     UAM Funds Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. Analytic Defensive Equity Fund, Analytic Enhanced Equity Fund, Analytic Master Fixed Income Fund, Analytic Short-Term Government Fund and Analytic International Fund (the "Funds") are funds of UAM Funds, Inc. II, which are diversified, open-end management investment companies. At June 30, 2001, the UAM Funds were comprised of 40 active portfolios. The information presented in the financial statements pertains only to the Funds. The Funds have distinct investment objectives and policies that are described in the prospectus.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Funds in the preparation of their financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available, are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. The converted value is based on the bid price of the foreign currency against U.S. dollars quoted by a pricing vendor. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

UAM FUNDS                                  ANALYTIC FUNDS

--------------------------------------------------------------------------------
     2. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The Analytic International Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Analytic International Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

     3. Repurchase Agreements: The collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Analytic Investors, Inc. (the "Adviser"), ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a fund may be delayed or limited.

     4. Foreign Currency Translation: The books and records of the Analytic International Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Analytic International Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Analytic International Equity Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     5.   Distributions to Shareholders:   Distributions from net investment
income for the Defensive Equity and Enhanced Equity Funds are declared and paid quarterly, if available. Distributions from net investment income for the Master Fixed Income Fund and the Short-Term Government Fund are declared daily and paid monthly. Distributions from net investment income for the

UAM FUNDS                                  ANALYTIC FUNDS

--------------------------------------------------------------------------------
International Fund are declared and paid annually. Distributions of net realized capital gains, for all funds, will be distributed annually.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and foreign currency transactions.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

     6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets.

     7. Derivative Financial Instruments: Each Fund may utilize various call option, put option and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in securities prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds to reduce the volatility of the currency exposure associated with foreign securities, or as an efficient means of adjusting exposure to stock and bond markets. The Funds will only write covered call and put options on common stock or stock indices.

     8. Forward Foreign Currency Exchange Contracts: The Analytic International Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Analytic

UAM FUNDS                                  ANALYTIC FUNDS

--------------------------------------------------------------------------------
International Fund as unrealized gain or loss. The Analytic International Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. The Analytic International Fund had no outstanding forward foreign currency exchange contracts at June 30, 2001.

     9. Written Option Accounting Principles: When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

     When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

      When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

     The Funds trade written option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

UAM FUNDS                                  ANALYTIC FUNDS

--------------------------------------------------------------------------------
         10. Futures Contracts: Each of the Funds may enter into futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

         11. Implementation of New Accounting Standards: The Funds implemented the provisions of the AICPA Audit and Accounting Guide, "Audits of Investment Companies" (the "Guide"), as required on January 1, 2001. Prior to January 1, 2001, the Master Fixed Income Fund and the Short-Term Government Fund did not amortize premiums and discounts on debt securities. In accordance with the implementation of the new accounting standards, the Master Fixed Income Fund and Short-Term Government Fund were required to record a cumulative effect adjustment of $(30,906) and $(14,968), respectively, to reflect the amortization of premiums and discounts that were not previously recorded. The cumulative adjustments were a reclassification between net investment income and net unrealized appreciation (depreciation) of securities and therefore did not impact total net assets or the net asset value per share of the Master Fixed Income Fund and the Short-Term Government Fund. The implementation of the new accounting standards did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Analytic Investors, Inc. (the "Adviser"), an affiliate of Old Mutual
(US) Holdings Inc. (formerly United Asset Management Corporation), provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.60% of the average net assets of the Enhanced Equity and Defensive Equity Funds; 0.45% of the average net assets of the Master Fixed Income Fund; 0.30% of the aver-

UAM FUNDS                                  ANALYTIC FUNDS

--------------------------------------------------------------------------------
age net assets of the Short-Term Government Fund; and 1.00% of the average net assets of the International Fund. Old Mutual (US) Holdings Inc. is a subsidiary of Old Mutual plc, which gained control of United Asset Management Corporation ("UAM") on September 26, 2000.

     The Adviser has agreed to waive or limit its advisory fees or assume other expenses in an amount that operates to limit the aggregate annual total of certain operating expenses of each Analytic Fund as follows: 0.99% of the Defensive Equity and the Enhanced Equity Funds; 0.80% of the Master Fixed Income Fund; 0.60% of the Short-Term Government Fund and 1.30% of the International Fund. The fee waiver/expense reimbursement arrangement for each Fund is expected to remain in effect for the current fiscal year and can be terminated at any time at the option of the Adviser.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST") and UAM Shareholder Service Center ("UAMSSC"), and affiliate of UAM, to assist in providing certain services to the UAM Funds.

     Pursuant to the Agreement, the Funds paid UAMFSI 0.093% per annum of the average daily net assets of the Defensive Equity and the International Funds; and 0.073% per annum of the average daily net assets of the Enhanced Equity, Master Fixed Income and the Short-Term Government Funds. Each fund also paid an annual base fee of $72,500 per fund and a fee based on the number of active shareholder accounts.

     For the three months ended March 31, 2001, UAM Fund Services, Inc. earned the following amounts from the Funds and paid the following to SEI, DST and UAMSSC for their services:

                                                   Portion    Portion   Portion
                                 Administration    Paid to    Paid to   Paid to
Analytic Funds                        Fees           SEI        DST      UAMSSC
------------------               --------------    -------    -------   -------

Defensive Equity ............       $31,519        $12,096   $ 6,436    $   900
Enhanced Equity .............        47,493         17,283     8,190      4,808
Master Fixed Income .........        20,857          8,950     4,050      2,589
Short-Term Government .......        19,358          8,918     3,600      1,620
International ...............        20,335          8,701     2,908      2,610

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------
     Effective April 1, 2001, SEI (the "Administrator") was appointed the administrator and began providing administrative services to the UAM Funds under an Administrative Agreement (the "Administrative Agreement").

     Pursuant to the Administrative Agreement, the Funds pay the Administrator 0.093% per annum of the average daily net assets of the Defensive Equity and the International Funds; and 0.073% per annum of the average daily net assets of the Enhanced Equity, Master Fixed Income and Short-Term Government Funds. Each fund also pays an annual base fee of $54,500 per fund. For the three months ending June 30, 2001, the Administrator was paid the following amounts:

                                                Administration
                     Analytic Funds                  Fees
                     ---------------            --------------

                     Defensive Equity              $23,761
                     Enhanced Equity                33,358
                     Master Fixed Income            14,361
                     Short-Term Government          14,268
                     International                  14,922

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Funds.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Funds.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representative receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: The cost of securities purchased and the proceeds from securities sold, other than short-term investments and options for the funds for

UAM FUNDS                                                                      ANALYTIC FUNDS

---------------------------------------------------------------------------------------------
the period ended June 30, 2001 were as follows:

                                                                  U.S. Govt.       U.S. Govt.
                             Purchases           Sales            Purchases          Sales
                           ------------      ------------        -----------       ----------
Defensive Equity           $ 43,398,742      $ 48,304,344        $       --        $       --
Enhanced Equity             118,243,548       128,401,302                --                --
Master Fixed Income                  --                --           316,763           629,747
Short-Term Government                --           275,000         2,164,722         1,963,712
International                 3,750,811         4,371,919                --                --
Transactions in option contracts written in the Defensive Equity Fund were as follows:
                                                           Number of
                                                           Contracts         Premiums
                                                         -------------    --------------
Outstanding at December 31, 2000                                 320       $   794,201
Options written                                                2,710         5,609,483
Options terminated in closing purchase transactions           (2,300)       (4,837,726)
Options expired                                                 (435)         (878,416)
                                                         -------------    --------------
Outstanding at June 30, 2001                                     295       $   687,542
                                                         =============    ==============

Transactions in option contracts written in the Master Fixed Income Fund were as follows:
                                                           Number of
                                                           Contracts         Premiums
                                                         -------------    --------------
Outstanding at December 31, 2000                                  23       $    25,195
Options written                                                  199           187,369
Options terminated in closing purchase transactions             (185)         (178,083)
Options expired                                                  (15)          (12,780)
                                                         -------------    --------------
Outstanding at June 30, 2001                                      22       $    21,701
                                                         =============    ==============

The following Funds had futures contracts open as of June 30, 2001:

                      Number
Contract                of                   Trade             Settlement             Unrealized
Description          Contracts               Price                Month               Gain (Loss)
------------         ---------            ----------          --------------          ------------
Defensive Equity
S&P 500                  9                $1,284.15           September 2001          $ (91,500)
                                                                                      =========
Enhanced Equity
S&P 500                 15                $1,284.15           September 2001          $(167,687)
S&P 500 E-Mini           6                 1,224.00           September 2001              1,060
                                                                                      ---------
                                                                                      $(166,627)
                                                                                      =========

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------
                         Number
Contract                   of         Trade           Settlement     Unrealized
Description             Contracts     Price(1)          Month        Gain (Loss)
------------            ---------   -----------     --------------   ----------
Master Fixed Income
U.S. Treasury Bond          4          99.00        September 2001    $  5,210
U.S. 10 Year Agency         3          98.02        September 2001      (2,374)
U.S. 2 Year Note            5         102.45        September 2001         872
U.S. 10 Year Note           2         102.25        September 2001       1,511
                                                                      --------
                                                                      $  5,219
Short-Term Government                                                 ========
Australian Dollar           3          52.40        September 2001    $ (4,710)
British Pound               2         137.00        September 2001       4,905
Euro                        1           0.84        September 2001         765
Japanese Yen               (1)         82.78        September 2001       2,476
Swiss Franc                (3)         55.60        September 2001        (780)
                                                                      --------
                                                                      $  2,656
International                                                         ========
Australian Dollar           12         52.40        September 2001    $(18,720)
British Pound               8         137.00        September 2001      19,700
CAC 40 Index               (1)      5,203.00 EUR    July 2001              (67)
Canadian Dollar            10          65.80        September 2001       2,000
DAX Index                  (1)      6,234.50 EUR    September 2001       2,625
DJ Euro Stoxx 50            5       4,465.00 EUR    September 2001      (7,573)
Euro                        7           0.84        September 2001       5,425
FT-SE 100 Index             5       5,911.50 GBP    September 2001     (18,278)
Hang Seng Index            (1)     13,124.00 HKD    July 2001              532
IBEX Plus Index            (1)      9,570.00 EUR    July 2001            6,316
Japanese Yen               (1)         82.78        September 2001       2,488
MIB 30 Index                1           3.00 EUR    September 2001      (4,519)
OMX Index                  (4)        860.70 SEK    July 2001            (839)
S&P/TSE 60 Index            2         467.50 CAD    September 2001      (5,176)
SPI 200 Index               3       3,436.00 AUD    September 2001         796
Swiss Franc                (1)         55.60        September 2001        (250)
Topix Index                 2       1,315.00 JPY    September 2001      (2,724)
                                                                      --------
                                                                      $(18,264)
                                                                      ========
(1) In U.S. Dollars unless otherwise indicated.
AUD -- Australian Dollar
CAD -- Canadian Dollar
EUR -- Euro
GBP -- Great British Pound
HKD -- Hong Kong Dollar
JPY -- Japanese Yen
SEK -- Swedish Krona

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------
       H. Line of Credit: The Defensive Equity, Enhanced Equity, Master Fixed Income, and Short-Term Government Funds, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating fund based on its average daily unused portion of the line of credit. During the six months ended June 30, 2001, the funds had no borrowings under the agreement.

       I. Other: At June 30, 2001, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows:

Analytic Funds               No of Shareholders      % Ownership
--------------               ------------------     -------------
Defensive Equity                      1                 16.5%
Enhanced Equity                       2                 59.8
Master Fixed Income                   1                 36.5
Short-Term Government                 2                 82.8
International                         3                 94.6

NOTES

UAM FUNDS                                                         ANALYTIC FUNDS

--------------------------------------------------------------------------------

Officers and Directors

James F. Orr, III                         Linda T. Gibson, Esq.
Director, President and Chairman          Vice President and Secretary

John T. Bennett, Jr.                      Sherry Kajdan Vetterlein
Director                                  Vice President and Assistant Secretary

Nancy J. Dunn                             Christopher Salfi
Director                                  Treasurer

Philip D. English                         Molly S. Mugler
Director                                  Assistant Secretary

William A. Humenuk
Director

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com

Investment Adviser
Analytic Investors, Inc.
700 South Flower Street
Suite 2400
Los Angeles, CA 90017

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.